Expense Example {- International Capital Appreciation Portfolio} - 02.28 VIP International Capital Appreciation Portfolio Initial, Service, Service 2 PRO-09 - International Capital Appreciation Portfolio
Apr. 30, 2022 USD ($)
VIP International Capital Appreciation Portfolio-Initial VIP
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	1,014
VIP International Capital Appreciation Portfolio-Service VIP
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	1,131
VIP International Capital Appreciation Portfolio-Service 2 VIP
Expense Example:
1 year	109
3 years	340
5 years	590
10 years	$ 1,306